DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	Morria Biopharmaceuticals PLC
Entity Central Index Key	0001541157
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	mrrby
Entity Common Stock, Shares Outstanding	13,369,809
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,104	$ 6
Accounts receivable and prepaid expenses	14	21
Total current assets	1,118	27
PROPERTY AND EQUIPMENT, NET	2	0
Total assets	1,120	27
LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Trade payables	1,697	1,379
Other accounts payable	1,255	857
Short-term convertible notes	898	0
Total current liabilities	3,850	2,236
LONG-TERM LIABILITIES:
Deferred shares	0	216
Liability related to stock options and warrants	630	60
Total long-term liabilities	630	276
SHAREHOLDERS' DEFICIENCY:
Ordinary shares of 0.01 par value - Authorized: 49,800,000 shares at December 31, 2012 and 2011; Issued and outstanding: 13,369,809 and 12,098,597 shares at December 31, 2012 and 2011, respectively	245	225
Additional paid-in capital	13,199	9,836
Receipts on account of shares	118	75
Deficit accumulated during the development stage	(16,922)	(12,621)
Total shareholders' deficiency	(3,360)	(2,485)
Total liabilities and shareholders' deficiency	$ 1,120	$ 27

CONSOLIDATED BALANCE SHEETS (Parenthetical) (GBP £)	Dec. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Dec. 31, 2009	Oct. 31, 2009	Dec. 31, 2008
Common stock, par value (in dollars per share)	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01
Common stock, shares authorized	49,800,000				49,800,000
Common stock, shares issued	13,369,809				12,098,597
Common stock, shares outstanding	13,369,809				12,098,597

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			99 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Research and development expenses, net	$ 1,483	$ 841	$ 247	$ 5,840
General and administrative expenses	2,184	1,406	545	7,839
Operating loss	3,667	2,247	792	13,679
Financial expense (income), net	601	(128)	(117)	3,210
Net loss	4,268	2,119	675	16,889
Deemed dividend related to warrants modification	33	0	0	33
Net loss attributable to holders of ordinary shares	$ 4,301	$ 2,119	$ 675	$ 16,922
Net basic and diluted loss per share (in dollars per share)	$ (0.35)	$ (0.18)	$ (0.06)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in shares)	12,458,874	11,920,562	11,420,369

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-in Capital [Member]	Receipts on Account Shares [Member]	Accumulated Deficit During Development Stage [Member]	Total
Balance at Oct. 06, 2004	$ 0		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 06, 2004	0
Issuance of shares	187		3,406	0	0	3,593
Issuance of shares (in shares)	9,977,700
Share based compensation	0		119	0	0	119
Net loss	0		0	0	(2,479)	(2,479)
Balance at Dec. 31, 2005	187		3,525	0	(2,479)	1,233
Balance (in shares) at Dec. 31, 2005	9,977,700
Share based compensation	0		69	0	0	69
Net loss	0		0	0	(1,769)	(1,769)
Balance at Dec. 31, 2006	187		3,594	0	(4,248)	(467)
Balance (in shares) at Dec. 31, 2006	9,977,700
Issuance of shares	40		3,051	0	0	3,091
Issuance of shares (in shares)	2,000,000
Share based compensation	0		448	0	0	448
Waiver of related party shares	(22)		22	0	0	0	[1]
Waiver of related party shares (in shares)	(1,070,000)
Net loss	0		0	0	(3,132)	(3,132)
Balance at Dec. 31, 2007	205		7,115	0	(7,380)	(60)
Balance (in shares) at Dec. 31, 2007	10,907,700
Issuance of shares	1		68	0	0	69
Issuance of shares (in shares)	42,996
Share based compensation	0		168	0	0	168
Net loss	0		0	0	(1,435)	(1,435)
Balance at Dec. 31, 2008	206		7,351	0	(8,815)	(1,258)
Balance (in shares) at Dec. 31, 2008	10,950,696
Issuance of shares	7		492	0	0	499
Issuance of shares (in shares)	410,097
Share based compensation	0		70	0	0	70
Net loss	0		0	0	(1,012)	(1,012)
Balance at Dec. 31, 2009	213		7,913	0	(9,827)	(1,701)
Balance (in shares) at Dec. 31, 2009	11,360,793
Issuance of shares	3		309	0	0	312
Issuance of shares (in shares)	200,778
Receipts on account of shares	0		0	60	0	60
Net loss	0		0	0	(675)	(675)
Balance at Dec. 31, 2010	216		8,222	60	(10,502)	(2,004)
Balance (in shares) at Dec. 31, 2010	11,561,571
Issuance of shares	9		981	(60)	0	930
Issuance of shares (in shares)	522,026
Share based compensation	0		140	0	0	140
Receipts on account of shares	0		0	75	0	75
Exercise of stock options	0	[1]	0	0	0	0	[1]
Exercise of stock options (in shares)	15,000
Director fee waiver	0		73	0	0	73
Expiration of deferred shares and liability related to stock options	0		420	0	0	420
Net loss	0		0	0	(2,119)	(2,119)
Balance at Dec. 31, 2011	225		9,836	75	(12,621)	(2,485)
Balance (in shares) at Dec. 31, 2011	12,098,597
Issuance of shares	20		1,992	(75)	0	1,937
Issuance of shares (in shares)	1,254,933
Share based compensation	0		450	0	0	450
Receipts on account of shares				118		118
Expiration of deferred shares	0		128	0	0	128
Issuance of shares granted to service provider	0	[1]	25	0	0	25
Issuance of shares granted to service provider (in shares)	16,279
Classification of warrants from liability to equity as a result of modification	0		35	0	0	35
Classification of warrants from liability to equity as a result of expiration of most favored nation terms	0		141	0	0	141
Conversion of trade payables into warrants	0		309	0	0	309
Beneficial conversion feature related to convertible notes	0		250	0	0	250
Deemed dividend related to warrants' modification	0		33	0	(33)	0
Net loss	0		0	0	(4,268)	(4,268)
Balance at Dec. 31, 2012	$ 245		$ 13,199	$ 118	$ (16,922)	$ (3,360)
Balance (in shares) at Dec. 31, 2012	13,369,809

[1]	Represents an amount lower than $ 1.

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical)	1 Months Ended	2 Months Ended	4 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended						15 Months Ended	12 Months Ended					15 Months Ended
	Nov. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Aug. 31, 2010 GBP (£)	Aug. 31, 2012 USD ($)	Oct. 31, 2009 GBP (£)	Dec. 31, 2007 USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2009 Minimum [Member] USD ($)	Dec. 31, 2008 Minimum [Member] USD ($)	Dec. 31, 2005 Minimum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2009 Maximum [Member] USD ($)	Dec. 31, 2008 Maximum [Member] USD ($)	Dec. 31, 2005 Maximum [Member] USD ($)
Issuance of shares (in dollars per share)	$ 2	$ 2	$ 2.25	£ 1	$ 1.72	£ 0.8	$ 1.58	$ 1.32	$ 1.63	$ 1.43	$ 1.16	$ 1.58	$ 0.02	$ 1.94	$ 1.95	$ 1.57	$ 1.32	$ 1.59	$ 1.13

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended			99 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (4,268)	$ (2,119)	$ (675)	$ (16,889)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation and issuance of shares granted to service provider	514	140	0	1,528
Depreciation	2	0	0	11
Changes in values of deferred shares and liability related to stock options and warrants	(418)	(120)	(95)	278
Decrease (increase) in accounts receivable and prepaid expenses	7	4	(14)	(14)
Increase in trade payables	627	612	237	2,006
Increase in other accounts payable	394	475	181	1,324
Accrued interest expenses and issuance costs	1,008	0	0	1,008
Net cash used in operating activities	(2,134)	(1,008)	(366)	(10,748)
Cash flows from investing activities:
Purchase of property and equipment	0	0	0	(9)
Net cash used in investing activities	0	0	0	(9)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, net	2,224	930	312	10,718
Proceeds from issuance of convertible notes and warrants, net	890	0	0	890
Receipts on account of shares	118	75	60	253
Net cash provided by financing activities	3,232	1,005	372	11,861
Increase (decrease) in cash and cash equivalents	1,098	(3)	6	1,104
Cash and cash equivalents at the beginning of the period	6	9	3	0
Cash and cash equivalents at the end of the period	1,104	6	9	1,104
Supplemental disclosure of non-cash investing and financing activities:
Expiration of deferred shares	128	420	0	548
Director fee waiver	0	73	0	73
Classification of warrants from liability to equity as a result of modification	35	0	0	35
Classification of warrants from liability to equity as a result of expiration of most favored nation terms	141	0	0	141
Purchase of property and equipment	4	0	0	4
Conversion of trade payables into warrants	$ 309	$ 0	$ 0	$ 309

GENERAL	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1:- GENERAL

a.	Morria Biopharmaceuticals Plc. (the "Company") (a development stage company) was incorporated in Great Britain as a private limited company and commenced business operations on October 7, 2004. On February 15, 2005 the Company was registered as a non-traded public company under the laws of England and Wales.

On March 5, 2013, the Company changed its trade name to Celsus Therapeutics Plc. and intends to change its corporate name to Celsus Therapeutics Plc upon shareholder approval at its annual general meeting scheduled in June 2013.

The Company is engaged in the development of ethical synthetic drugs for the treatment of severe chronic inflammatory conditions such as contact dermatitis, allergic rhinitis, etc.

b.	On March 22, 2011 the Company established an Israeli subsidiary, Morria Biopharma Ltd., which is wholly-owned by the Company. As of the date of the financial statements, this Israeli subsidiary is inactive.

c.	As of December 31, 2012, the Company has accumulated losses in the total amount of $ 16,899 and has negative cash flow from operating activity in 2012 in the total amount of $ 2,134. Based on the Company's budget, the Company will have to obtain additional capital resources to maintain its operational activities, and there is substantial doubt that the Company will be able to continue its activity until December 31, 2013. The Company is addressing its liquidity issues by seeking additional fund raisings and implementing initiatives to allow covering of its anticipated budget deficit for 2013. If the Company is unsuccessful in raising necessary capital it will defer salaries and other payments until such time as the Company raises the necessary funds. The Company have listed its securities on the Over-the-Counter Bulletin Board (the "OTCQB") in February 2013 and also plan to apply for listing on a major exchange as soon as practicable thereafter, for the purpose of raising capital to finance its operations. Additionally, the Company is trying to raise capital from other sources.

Subsequent to the balance sheet date, the Company obtained additional equity investment in the amount of $ 1,277 in consideration for the issuance of ordinary shares and warrants, as described in more detail in Note 14.

There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development and commercialization of its products. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

d.	On January 28, 2005 the Company acquired Morria Biopharmaceuticals Inc. (the "Subsidiary"). The Subsidiary was the owner of the intellectual property rights in drugs which it develops under a license that was granted by Yissum, the research development company of the Hebrew University of Jerusalem Israel ("Yissum") on November 27, 2002, and in connection with which a sublicense agreement was signed between the Subsidiary and the Company on February 1, 2005 (for details about the license agreement and the sublicense agreement see Note 8).

e.	The Company depends on third-party suppliers for the raw materials required for the production of its product candidates, which supplies phospholipids and hyaluronic acid. The Company also does not have the ability to independently conduct clinical trials for its product candidates, and it relies on third parties, such as contract research organizations (primarily Target Health, Inc), medical institutions, and clinical investigators to perform this function.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in United States dollars:

Most of the Company's costs and financing are in U.S. dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries have operated and expect to continue to operate in the foreseeable future. Therefore, the functional currency of the Company and its subsidiaries is the Dollar.

The Company and its subsidiaries' transactions and balances denominated in Dollars are presented at their original amounts. Non-Dollar transactions and balances have been remeasured to Dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation

d.	Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.

e.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral and scientific equipment	33
Office furniture and equipment	25

f.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. During the years ended December 31, 2012, 2011 and 2010, no impairment losses have been identified.

g.	Research and development costs:

Research and development expenses, net of grants received, consist of independent research and development costs of third parties services and license fees to third parties. All such costs are expensed as incurred. There were no grants received during the years ended December 31, 2012, 2011 and 2010.

h.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2012, 2011 and 2010, the Company does not hold provision for uncertain tax positions.

i.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents.

The Company's cash and cash equivalents are invested in deposits mainly in U.S. dollars and British Pound with major international banks. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

j.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year plus dilutive potential equivalent Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share."

All outstanding stock options, deferred shares and warrants have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. The total number of shares related to outstanding stock options excluded from the calculations of diluted net loss per share was 823,990, 411,002 and 426,002 for the years ended December 31, 2012, 2011 and 2010, respectively. The total number of shares related to conversion rights of the deferred shares excluded from the calculations of diluted net loss per share was 180,822, 479,166 and 1,033,333 for the years ended December 31, 2012, 2011 and 2010, respectively. As of June 13, 2012 all of the deferred shares were expired. The total number of shares related to warrants excluded from the calculations of diluted net loss per share was 2,053,817 for the year ended December 31, 2012. The total number of shares related to convertible notes excluded from the calculations of diluted net loss per share was 670,732 for the year ended December 31, 2012.

k.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation," which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, directors and non-employees. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the most appropriate fair value method for the majority of its stock-options awards and values stock based on the market value of the underlying shares at the date of grant. For employees' awards, the option-pricing model requires a number of assumptions as noted below:

	December 31,
	2012	2011	2010

Risk-free interest rate	0.69%-0.74%	1.85%	-
Expected volatility	89.99%	85.75%	-
Expected life (in years)	5.0	2.97	-
Expected dividend yield	0%	0%	-

For non - employees awards, the option-pricing model requires a number of assumptions as noted below:

	December 31,
	2012	2011	2010

Risk-free interest rate	0.70%-1.78%	0.34%-3.52%	0.46%-3.23%
Expected volatility	78.9%-89.0%	51.1%-87.7%	44.6%-105.2%
Expected life (in years)	4.5-10.0	0.5-8.1	0.3-8.4
Expected dividend yield	0%	0%	0%

The computation of expected volatility is based on realized historical stock price volatility of peer companies. The expected term of options granted is based on the "Simplified" method acceptable by ASC 718. For non-employees the expected term assumption is based on the contractual term. The risk free interest rate assumption is the implied yield currently available on British government bond and the U.S Treasury yield zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The fair value of the ordinary shares underlying the options, warrants and deferred shares until December 31, 2011, had been determined by the Company's management, based on the share price used in the equity financing rounds. Since December 31, 2011 the Company issued only units of shares and warrants to new investors (see also Note 9 and 14). In order to determine the fair value of the ordinary shares since December 31, 2011, management used the assistance of an independent valuation firm. The Company applied the market approach taking into account actual equity transactions. Since the equity transactions included warrant coverage, the Company isolated the value of the common share by subtracting the value of the warrants through performing a circular iteration in the Black Scholes option-pricing model. Because there has been no public market for the Company's ordinary shares, management has determined fair value of the ordinary shares at the time of grant of options by considering a number of objective and subjective factors, including valuation of warrants issued by the Company. The fair value of the underlying ordinary shares shall be determined by management until such time as the Company's ordinary share is traded on an established stock exchange or national market system.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options, warrants and deferred shares issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options, warrants and deferred shares at the measurement date. Therefore, since the exercise price of some of the options, warrants and deferred shares is denominated in a currency that is different from the Company's functional currency, the Company accounts for such options and warrants as a liability.

l.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The carrying amounts of cash and cash equivalents, accounts receivable and prepaid expenses, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

m.	Derivative instruments:

As of balance sheet date, none of the Company's derivatives qualify for hedge accounting under ASC 815, "Derivatives and Hedging" ("ASC 815"). As a result all derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statement of comprehensive loss and included in financial income or expenses.

During the years ended December 31, 2012, 2011 and 2010, the Company recorded a net gain from derivatives transactions in the amount of $ 419, $ 120 and $ 95, respectively.

n.	Convertible notes:

The Company applies ASC 470-20, "Debt with Conversion and Other Options" ("ASC 470-20"). In accordance with ASC 470-20, the Company first allocates the proceeds received to the detachable warrant, freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds are allocated to the convertible note. The Company also recognized an embedded beneficial conversion feature on the commitment date. The beneficial conversion feature was measured by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature was calculated on the commitment date using the effective conversion price which had resulted subsequent to the allocation of the proceeds between the convertible notes and warrants.

The discount on the convertible notes is amortized according to the effective interest rate method over the life of the convertible notes.

o.	Recently issued accounting standards:

In February 2013, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") No. 2013-02, Topic 350 - Comprehensive Income ("ASU 2013-02"), which amends Topic 220 to improve the reporting of reclassifications out of accumulated other comprehensive income to the respective line items in net income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company intends to adopt this standard in the first quarter of 2013 and does not expect the adoption will have a material impact on its consolidated results of operations or financial condition.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 3:- PROPERTY AND EQUIPMENT

	December 31,
	2012	2011
Cost:
Computers, peripheral and scientific equipment	$12	$8
Office furniture and equipment	1	1

	13	9
Accumulated depreciation:
Computers, peripheral and scientific equipment	(10)	(8)
Office furniture and equipment	(1)	(1)

Depreciated cost	$2	$-

The depreciation expense for the year ended December 31, 2012 was $ 2. There were no depreciation expenses for the years ended December 31, 2011 and 2010.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Accounts Receivables Disclosure [Text Block]	NOTE 4:- ACCOUNTS RECEIVABLE
	December 31,
	2012	2011

Institutions	$12	$19
Prepaid expenses	2	2

	$14	$21

OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]	NOTE 5:- OTHER ACCOUNTs PAYABLE
	December 31,
	2012	2011

Accrued expenses	$896	$598
Employees and institutions	359	259

	$1,255	$857

DEFERRED SHARES	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Deferred Shares Disclosure [Text Block]

NOTE 6:- DEFERRED SHARES

The holders of deferred shares shall not have any right other than the right to convert such shares into ordinary shares of £0.01 par value each upon the aforementioned events.

In February 2005, the Company received a bridge loan from Capital Managers LLP ("CSS") (that was repaid in the course of 2005) in an amount of £200 thousand. In exchange for the loan, the Company issued to CSS 800,000 Ordinary shares of £0.01 par value each at a price of £1 per share and 400,000 Deferred A shares. The Deferred A shares entitle CSS the right to purchase 400,000 Ordinary shares, of £0.01 par value each, of the Company in one of the following: (i) during a period of 5 years, (ii) as part of a sale event involving the sale of all the Company's shares or (iii) upon the listing of the Company's shares for trade. The exercise price for a Deferred A share is £0.249.

In February 2006, the Company issued 633,333 Deferred B shares of £0.001 par value each to CSS, for serving as broker for funds raisings. The Deferred B shares give CSS the right to purchase 633,333 Ordinary shares, of £0.01 par value each, of the Company in one of the following: (i) during a period of 5.25 years, (ii) as part of a sale event involving the sale of all the Company's shares or (iii) upon the listing of the Company's shares for trade. The exercise price for a Deferred B share is £0.59. As of December 31, 2011, the Deferred B shares have expired. The fair value of the Deferred B shares on the date of expiration in the amount of $ 394 was recorded to additional paid-in capital.

In June 2007, the Company issued 400,000 Deferred C shares of £ 0.001 par value each to Capital Management LLP ("CSS"), for serving as broker for fund raisings. The Deferred C shares entitle CSS the right to purchase 400,000 Ordinary shares, of £ 0.01 par value each, of the Company in one of the following: (i) during a period of 5 years, (ii) as part of a sale event involving the sale of all the Company's shares or (iii) upon the listing of the Company's shares for trade. The exercise price for a Deferred C share is £ 0.79.

As part of the issuance of Deferred C Shares, the Company repurchased 400,000 Deferred A shares of £0.001 par value each that were issued in 2005. The Deferred A shares were acquired at par value.

The Company accounted for the deferred shares in accordance with ASC 718 and ASC 505-50. Since the exercise price of such deferred shares was denominated in a currency that is different from the Company's functional currency, the Company accounted for such deferred shares as a liability. The fair value of the deferred shares was estimated each cut-off date using the Black-Scholes options valuation model. The changes in fair value were recorded as financial expense (income).

During the years ended December 31, 2012, 2011 and 2010 the Company recorded financial income related to revaluation of deferred shares in the amount of $ 88, $ 120 and $ 102.

As of June 13, 2012, the Deferred C shares have expired. The fair value of the Deferred C shares on the date of expiration in the amount of $ 128 was recorded to additional paid-in capital.

SHORT-TERM CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

NOTE 7:- Short-term convertible notes

On April 4, 2012, the Company completed a private placement under a Securities Purchase Agreement, dated April 3, 2012 (the "Purchase Agreement"), by and among the Company and certain institutional accredited investors (the "Financing"). As part of the Financing, the Company sold an aggregate of $ 1,100 principal amount of convertible notes (the "Notes") and warrants to purchase an aggregate of 643,274 ordinary shares (the "Warrants"), for a total consideration of $ 1,000 . The related issuance expenses were $ 110.

Each Note was convertible into shares at an initial conversion price of $ 1.71 per ordinary share. The conversion price of each Note is subject to standard anti-dilution adjustments. The conversion price is also subject to "full ratchet" anti-dilution adjustment, which would decrease the conversion price to equal the price at which the Company issues ordinary shares, to the extent that the issuance price or the deemed issuance price is less than the then-effective conversion price. The convertibility of each Note may be limited if, upon conversion, the holder thereof would beneficially own more than 4.9% of the Company's ordinary shares. The Notes have a maturity date of January 4, 2013 and do not bear interest and can be converted at anytime through the maturity date. The Notes are guaranteed by the subsidiaries and are secured on a first- priority basis by substantially all of the Company's assets, including the license agreement with Yissum and the co-owned patents.

Under the Purchase Agreement, the Company was required to file a registration statement pursuant to Section 12 of the Securities Exchange Act of 1934, as amended, on Form 20-F, no later than July 4, 2012 and have such Form 20-F declared effective no later than January 4, 2013 (the earlier of such date and the actual date on which the Form 20-F is declared effective, (the "Self Filing Effective Date"). As required, by July 4, 2012 the Form 20-F was filed and until January 4, 2013 was declared effective.

In the Financing, the Company also entered into a registration rights agreement ("Registration Rights Agreement") with the investors pursuant to which the Company agrees to register the resale of up to 133% of the number of ordinary shares that may be acquired by the investors by converting the Notes and exercising their Warrants.

The Notes contain various covenants, including covenants restricting the Company's ability to incur additional indebtedness, incur additional liens, make certain restricted payments or dividend payments, or transfer assets. As of December 31, 2012 the Company did not default any of the covenants.

As part of the Financing, the Company issued to the investors warrants (the "Warrants") to purchase an aggregate of 643,274 ordinary shares. The Warrants had an initial exercise price of $ 1.71 per share, exercisable for a term of 5 years, subject to adjustment. On and after April 4, 2013, if a registration statement registering the ordinary shares underlying the Warrants is not effective, the holders of the Warrants may exercise their Warrants on a cashless basis.

The exercise price of the Warrants is subject to standard anti-dilution adjustments. In addition, the exercise price is also subject to "full ratchet" anti-dilution adjustment, similar to the Notes. To the extent the Company enters into a fundamental transaction (as defined in the Warrants and which includes, without limitation, entering into a merger or consolidation with another entity, selling all or substantially all of the assets, or a person acquiring 50% of the Company's voting shares), the holders will have the option to require the Company to repurchase the Warrants from the investor at its Black-Scholes fair value. Consequently, the Company accounts for the Warrants as a liability according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity" ("ASC 815").

In connection with the August Financing (as defined in Note 9b), the conversion price of the Notes and the exercise price of the Warrants was reduced to $ 1.64 and the number of Warrants was increased to 670,732 pursuant to the anti-dilution adjustments.

The Company applies ASC 470-20, "Debt with Conversion and Other Options" ("ASC 470-20"). In accordance with ASC 470-20, the Company first allocated the proceeds received to the detachable warrant, freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The fair value of Warrants granted was valued by using the Black-Scholes call option pricing model. The anti-dilution rights of the Warrants were calculated by using Black-Scholes put option model using the same parameters as the warrants call option. Fair values were estimated using the following assumptions (annualized percentages):

	December 31,	April 4,
	2012	2012

Dividend yield	0%	0%
Expected volatility	79.61%	70.4%
Risk-free interest	0.16%	0.31%
Expected life	1.08 years	1.7 years
Forfeiture rate	0%	0%

The initial fair value of the detachable warrant on April 4, 2012 was $ 750. On December 31, 2012, the fair value of the detachable warrant was $ 402. The change in fair value in the amount of $ 348 was recorded as financial income in the Company's statement of comprehensive loss.

The conversion feature is not defined as a derivative instrument according to ASC 815, since the Company's shares were not traded on the commitment date. The Company recorded the embedded beneficial conversion feature on the commitment date, in accordance with the guidelines of ASC 470-20. The beneficial conversion feature was measured by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature was calculated on the commitment date using the effective conversion price which had resulted subsequent to the allocation of the proceeds between the Notes and warrants. On the commitment date, the Company recorded a beneficial conversion feature, in accordance with Statement of Accounting Standard Codification No. 470-20, in the amount of $ 250.

The discount on the Notes is amortized according to the effective interest rate method over the life of the Notes. During the year ended December 31, 2012, the Company recorded $ 898 financial expenses in respect to the amortization of the discount of the Notes.

The issuance expenses that are allocated to the Warrants are recorded as financial expenses and the issuance expenses that are allocated to the Notes are capitalized and reported as deferred financing costs. The deferred financing cost is amortized over the life of the Notes using the effective interest rate. Since the issuance expenses that were allocated to the Notes were insignificant, all of the issuance expenses in the amount of $ 110 were recorded as financial expenses.

The composition of the short term convertible notes as of December 31, 2012 is as follows:

December 31,
2012
Unaudited

Principal	1,100
Discount	(202)

Short-term convertible notes	898

On January 2, 2013, the Company repaid the Notes in the amount of $ 1,100.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 8:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Agreement with Yissum:

On November 27, 2002, the Subsidiary executed a license agreement with Yissum, pursuant to which the Subsidiary was granted a global, exclusive license, including the right to grant sublicenses, subject to receipt of the prior written approval of Yissum which shall not be unreasonably withheld. The full intellectual property rights concerning the technology subject to the license are and will remain fully owned by Yissum for the licensed technology developed by Yissum.

This technology underlies part of the Company's research and development projects. The license includes the exclusive rights to produce, sell, market, import, distribute, and make any use of the technology, by both the Subsidiary and the holders of rights by virtue of the sublicenses. The agreement is valid for 20 years or until the last to expire patent. In exchange for granting the said license to the Subsidiary, Yissum will be entitled to royalties as elaborated below:

1.	4% of the total sales that the Subsidiary or a related company thereof (as this term is defined in the agreement) will make;

2.	18% of the total payments or royalties that Subsidiary will be entitled to receive from third parties to whom sublicenses have been granted.

On June 20, 2005, the Company executed with Yissum an agreement for providing research and development services, whereby Yissum grants the Company compound development services. It has been agreed that the intellectual property and the knowledge that will accumulate during the provision of the services will be owned by Yissum. Yissum has granted the Company a license to use the results of the service provision agreement, and the permission to grant a sublicense. The service agreement was renewed several times prior to 2011. On February 28, 2011, the service provision agreement was renewed again. In consideration for the performance of services the Company agreed to pay Yissum $ 70 plus overhead per year, depending on the work requested by the Company to be done at the sole and exclusive option of the Company during each year of the following five years. The additional services fees shall be payable in semi-annual payments.

b.	Office lease commitment:

The Company's registered address is located in Great Britain with minimum rental commitments of $ 0.5 plus VAT for each month. The Agreement commenced on February 1, 2010, and shall continue until it is terminated by either party giving the other three months' prior written notice. The Company's liability as of December 31, 2012 is approximately $ 1.5, to be paid during 2013.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 9:- SHAREHOLDERS' EQUITY

a.	Composition of share capital:

	December 31, 2012		December 31, 2011
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares of £0.01 par value each	49,800,000	13,369,809	49,800,000	12,098,597
Deferred A shares of £0.001 par value	800,000	-	800,000	-
Deferred B shares of £0.001 par value	1,200,000	-	1,200,000	-
Deferred C shares of £0.001 par value	400,000	-	400,000	400,000

The Ordinary shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any, declared by the Company.

As for the deferred shares see Note 6.

b.	Shares and warrants issuances:

Since inception through December 31, 2008, the Company issued 10,950,696 ordinary shares of £0.01 par value each. The total proceeds amounted to $ 6,753 (unaudited).

During January to October 2009, the Company issued 410,097 ordinary shares of £0.01 par value each at £0.8 per share. The proceeds amounted to $ 522. The related issuance costs amounted to $ 23.

During May to August 2010, the Company issued 200,778 Ordinary shares of £0.01 par value each at £1 per share. The proceeds amounted to $ 312.

During March to August 2011, the Company issued 522,026 Ordinary shares of £0.01 par value each, in consideration for $ 951, at prices of $ 1.63-$ 1.95 per share, net of $ 60 included in receipt on account of shares as of January 1, 2011. The related issuance costs amounted to $ 21.

In the months January through August 2012, the Company issued 242,500 of ordinary shares, £ 0.01 par value each, at a price of $ 2.00 per share, for total gross proceeds of approximately $ 485, net of $ 75 included in receipt on the account of shares as of January 1, 2012. The investors were also granted with warrants to purchase 261,731 ordinary shares, at an exercise price of $ 2.00. In June 2012, the Company issued 10,000 of ordinary shares, £ 0.01 par value each, at a price of $ 2.25 per share, for total gross proceeds of approximately $ 23. This financing round was furnished with 50% warrant coverage, to purchase 5,000 ordinary shares of the Company, at an exercise price of $ 2.25.

In April 2012, the Company modified 39,500 warrants that were issued to investors in January 2012 with an exercise price of $ 1 to a total of 79,000 warrants with an exercise price of $ 2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded deemed dividend in a total amount of $ 33 to additional paid-in capital.

In August 2012, the Company issued 232,558 ordinary shares, £ 0.01 par value each, at a price of $ 1.72 per share, for total gross proceeds of $ 400. This financing round was furnished with 100% warrant coverage, to purchase 232,558 ordinary shares of the Company, at an exercise price of $ 1.72 and contractual life of five years (the "August Financing"). In addition, in August and September, the Company issued 18,375 of ordinary shares, £0.01 par value each, at a price of $ 2.00 per share, for total gross proceeds of $ 37. This financing round was furnished with 100% warrant coverage, to purchase 18,375 ordinary shares of the Company, at an exercise price of $ 2.00 per share and contractual life of five years. If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration. (the "Most Favored Nation").

On November 30, 2012, the Company completed a private placement under the November Purchase Agreement (the " November Purchase Agreement"), by and among the Company and certain investors (the "November Financing"). As part of the November Financing, the Company sold an aggregate of 751,500 Ordinary Shares at $ 2.00 per share for gross proceeds of $ 1,503 (the "November Shares") and 375,750 warrants to purchase an aggregate of 375,750 Ordinary Shares (the "November's Warrants").

Under the November Financing, the Company also entered into the November Registration Rights Agreement with the investors pursuant to which the Company is required to file a registration statement to register the resale of up to 133% of the number of Ordinary Shares issued in the November Financing and that may be issued upon exercise of the November's Warrants. The Company agreed to file a registration statement no later than 30 days after January 3, 2013 and to have the registration statement declared effective no later than the earlier of (a) the 90th day after the Self Filing Effective Date (or 120 days if the registration statement is reviewed by the SEC) or (b) the third day after the Company is notified that the registration statement will not be reviewed or is no longer subject to review. In February 2013, the registration statement was declared effective.

As part of the November Financing, the Company issued to the investors the November's Warrants to purchase Ordinary Shares at an initial exercise price of $ 2.00 per share, exercisable for a term of five years. The exercise price is subject to standard anti-dilution adjustments.

In addition, under the terms of the November Purchase Agreement, from the date each investor entered into the November Purchase Agreement until the earlier of (i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").

Due to the November Most Favored Nation terms, the most favored nation terms for the investors in the November Financing were extended to 2 years and the investors also received warrants with a January Down Round Protection (as defined in note 14b) in January 2013. (See Note 14b)

In relation to the issuances of August Financing through November Financing, the Company first allocated the proceeds to the detachable warrant, that due to the most favored nation terms and in accordance with ASC 815 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds were allocated to the shares and were recorded to equity. The issuance costs in relation to the November Financing in the amount of $ 190 (the "2012 Issuance Costs") were allocated between the warrants and the shares in proportion to the allocation of the proceeds. The portion of the 2012 Issuance Costs that were allocated to the warrants in the amount of $ 27 was recorded as financial expense in the Company's statement of comprehensive loss. The portion of the 2012 Issuance Costs that were allocated to the shares in the amount of $ 163 was recorded to additional paid in capital.

The fair value of warrants granted was valued by using the Black-Scholes call option pricing model. The anti-dilution adjustments of August Most Favored Nation and the November Most Favored Nation were calculated by using Black-Scholes put option model since its similar to put options by providing a guaranteed price for an underlying instrument and offer insurance against dilution. The Company used different parameters for the warrants call option and the warrants put option since the expected life of the most favored nation terms was shorter than the expected life of the warrants. Fair values were estimated during 2012 using the following assumptions for the warrants call option (range of annualized percentages):

Year ended December 31,
2012

Dividend yield	0%
Expected volatility	79.61%-86.31%
Risk-free interest	0.12%-0.21%
Expected life	0.92-1.42 years

Fair values were estimated during 2012 using the following assumptions for the warrants put option (range of annualized percentages):

Year ended December 31,
2012

Dividend yield	0%
Expected volatility	67%-83%
Risk-free interest	0.11%-0.28%
Expected life	0.25-1.04 years

The initial fair value of the detachable warrant granted on August 29, August 29, September 28 and November 30 (the "Detachable Warrants") was $ 93, $ 4, $ 4 and $ 210, respectively.

On December 1, 2012, the fair value of the detachable warrant related to the issuances of August 2012 through September 2012 was $ 141. The change in fair value in the amount of $ 40 was recorded as financial expense in the Company's statement of comprehensive loss. Upon the lapse of the Most Favored Nation period on December 1, 2012, the detachable warrant was reclassified to additional paid in capital.

On December 31, 2012, the fair value of the detachable warrant related to the November Financing was $ 188. The change in fair value in the amount of $ 22 was recognized as financial income in the Company's statement of comprehensive loss.

c.	Share option plan:

In August 2007, the Company adopted the share option plan (the "Plan"). The number of shares that may be issued upon exercise of options under the plan shall not exceed 1,365,000 shares. As of December 31, 2012, 541,010 ordinary shares are available for future issuance under the Plan.

The weighted-average estimated fair value of stock options granted and vested during the year ended December 31, 2012 was $ 1.09 and $ 1.08 per share, respectively, using the Black-Scholes option pricing. The weighted-average estimated fair value of non-vested stock options as of December 31, 2012 was $ 1.10 and per share, using the Black-Scholes option pricing. No options were granted in the year ended December 31, 2011 and 2010. There are no unvested options as of December 31, 2011. The following is a summary of the Company's stock option activity related to employees and directors and related information for the period ended December 31, 2012:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of the period	360,527	$1.29
Changes during the period:
Granted	410,000	$1.58

Options outstanding at end of the period	770,527	$1.44	7.2	$169

Vested and expected to vest	770,527	$1.44	7.2	$169

Options exercisable at end of the period	540,527	$1.38	6.3	$152

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's stock price on December 31, 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

During the year ended December 31, 2012, the Company recorded $ 389 in share based compensation expenses. As of December 31, 2012, total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans was $ 57. That cost is expected to be recognized over a weighted-average period of 2.5 months.

d.	On January 18, 2005 and March 12, 2007, the chairman of the Company's board received warrants from the principle shareholder to purchase from it 50,700 and 152,000 Ordinary shares in consideration for par value of £0.01 and $ 1.55 per share, respectively. The options were fully vested and valid for 10 years from grant date. The benefit in respect of the options totaling $ 246 (unaudited) was included in the financial statements at grant date.

On March 1, 2011 the exercise price of 152,000 options granted on March 12, 2007 was adjusted to £0.01. The value of the benefit from the change in option terms (the difference between the options' value before the reduction in exercise price and the options' value after the reduction in exercise price) totaling $ 95, was recorded as an expense in 2011. The options' fair value as of March 1, 2011 was determined based on $ 1.63 share price, expected volatility of 86%, risk-free interest rate of 1.85%, expected dividend rate of 0%, and an expected life of 3 years.

e.	Options and warrants to service providers:

The options and warrants outstanding as of December 31, 2012 that were granted to the Company's service providers are as follows:

Grant date	Number of options	Exercise price	Expiration date

August 28, 2007 (2)	20,475	1.29	August 28, 2017
May 27, 2009 (2)	30,000	1.56	May 27, 2019
February 12, 2012 (4)	309,492	2.00	February 12, 2017
April 26, 2012 (3)	90,000	2.00	March 19, 2017
June 27, 2012 (5)	2,988	1.75	June 21, 2022
November 30, 2012 (6)	90,180	2.00	November 30, 2017

	543,135

1.	In February 2005, Yissum was granted 300,000 options. Each option is exercisable into one Ordinary share of £0.01 par value. The options are exercisable over 5 years, according to their compliance with the agreed milestones, as defined in the option grant agreement, over a period of three years until February 3, 2008.

The Company recorded compensation cost as a liability related to stock based compensation in a total amount of $ 2 and $ 3 in 2010 and 2011, respectively. 285,000 options expired in 2008 and 15,000 options were exercised in 2011.

2.	In August 2007 and May 2009, the Company granted 20,475 and 30,000 fully vested options, respectively, to the pre-clinical development consultant. The fair value of the options was $ 29 (unaudited) and $ 33, respectively. Since the exercise price of such options is denominated in a currency that is different from the Company's functional currency, the Company accounts for such options as a liability. The fair value of the options was estimated each cut-off date using the Black-Scholes options valuation model.

The changes in fair value were recorded as financial expense (income). The Company recorded financial income in the amount of $ 3 for each of the years ended December 31, 2012 and 2011. The Company also recorded financial expense in the amount of $ 5 for the year ended 2010.

In June 2012, the Company increased and changed the denominated currency of the exercise price of the options that were issued in May 2009 from £ 0.8 to $ 1.56 resulting in the options being reclassified from a liability to equity. The Company accounted for this change as a modification in accordance with ASC 718. The Company calculated the incremental value of this modification. Since there was no incremental value, the Company only reclassified the related liability in the amount of $ 35 to additional paid-in capital.

3.	In 2011, the Company granted 35,000 fully vested warrants to the Finder (as defined below) under a consulting agreement that was signed in 2011 ("2011 Consulting Agreement"). The exercise price was $ 1 and the contractual life is five years. The fair value of the warrants in the amount of $ 45 was recorded to additional paid-in capital. In the months January and February 2012, the Company granted additional 10,000 fully vested warrants to the Finder under the 2011 Consulting Agreement. The exercise price was $ 1 per share and the contractual life is five years. The fair value of the warrants in the amount of $ 12 was recorded to additional paid-in capital.

In April 2012, the Company modified the amount of warrants that were granted to the Finder from a total of 45,000 warrants to 90,000 warrants and also modified the exercise price from $ 1 to $ 2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded compensation cost in a total amount of $ 38 to additional paid-in capital

On February 29, 2012, the Company entered into an agreement with an independent contractor (the "Finder"), for the purpose of introducing the Company to potential investors ("Finder's Agreement"). In the event that during the term of this agreement, an approved investor will consummate a cash investment, then the Finder shall be entitled to (i) a cash payment in an amount equal to 7% of the amount invested; and (ii) that number of ordinary shares of the Company issuable for a cash investment equal to 7% of the investment amount based upon the price per share pursuant to which the approved investor participated; less consulting consideration otherwise paid or payable to the Finder pursuant to a new consulting agreement that was signed in 2012 (the "2012 Consulting Agreement").

Between March through June 2012, the Company committed to grant an additional 20,000 fully vested warrants to the Finder under the 2012 Consulting Agreement (the "Finder's Warrants"). The exercise price was $ 2 per share and the contractual life is five years. The board of directors did not ratify the grant of the Finder's Warrants. Pursuant to the terms of the Finder's Agreement, the Company only issued, in September 2012, 16,279 ordinary shares, £0.01 par value each, and is obligated to pay $ 28 in cash, in relation with the August Financing (the "August Finder's Fee"), since the consulting fees pursuant to 2012 Consulting Agreement were lower than August Finder's Fee. The Company recorded an amount of $ 52 of stock-based compensation expenses in the statement of comprehensive loss during the year ended December 31, 2012. After the August Financing, the Consulting Agreement was terminated.

4.	On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 12.

5.	On June 27, 2012, the Company granted 2,988 options which shall vest on December 27, 2012. The Company recorded compensation expense in the amount of $ 2 in the statement of comprehensive loss during the year ended December 31, 2012.

6.	On August 23, 2012, the Company entered into an agreement with an agent (the "Agent") to advise the Company on a private placement offering and as a contact with potential financing sources for the Company (the "Agent Agreement"). The Company agreed to pay the Agent a cash transaction fee in the amount of between 7% - 8% of the amount of the financing; and warrants equal to 7% - 8% of the stock and warrants issued in the financing at an exercise price equal to the investor's warrant exercise price. If the Agent raises at least $ 5,000, then he is entitled to receive a total of 10% warrants, retroactively. The consideration that is paid to the Agent is treated as issuance expenses. Pursuant to the terms of the Agent Agreement, the Company issued 90,180 warrants and paid $ 120 in cash, for advisory services in relation with the November 2012 Financing.

f.	Share-based payment:

The share based expense recognized in the financial statements for services received from employees and non-employees is shown in the following table:

	Year ended December 31,
	2012	2011	2010

Research and development, net	$(2)	$-	$7
General and administrative expenses	469	140	-
Financial (income), net	(82)	(120)	(102)

	$385	$20	$(95)

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 10:- TAXES ON INCOME

a.	Tax rates:

The Company is incorporated in Great Britain. The corporate tax rate applying to a company that is incorporated in Great Britain is at 31 December 2012 is 24%, reduced from 26% from 1 April 2012. For companies with taxable income of less than £300,000 and having no related companies the corporate tax rate is 20%.

The Subsidiary is incorporated in the United States. The corporate tax applying to a company that is incorporated in the United States consists of a progressive corporate tax at a rate of up to 34% plus state tax and local tax at rates depending on the state and the city in which the company manages its business. In the Company's estimation, it is subject to approximately a 40% tax rate.

b.	Tax assessment:

The Company has final tax assessment in Great Britain through 2010. The Subsidiary has not been issued final tax assessments since its establishment.

c.	Net operating losses carryforward:

As of December 31, 2012, the Company's net operating losses carryforward for tax purposes in Great Britain amounted to approximately $11,944. These net operating losses may be carried forward indefinitely and may be offset against future taxable income. The Company expects that during the period in which these tax losses are utilized its income will be substantially tax-exempt.

The Subsidiary is subject to U.S. income taxes. As of December 31, 2012, the Subsidiary has net operating loss carry-forward for federal income tax purposes of approximately $ 59 which expires in the years 2018-2028. The Subsidiary also has net operating loss carry-forward for state income tax purposes of approximately $ 59 which expires in the years 2018-2028. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Management currently believes that since the Company has a history of losses, it is more likely than not that the deferred tax assets relating to the loss carryforwards and other temporary differences will not be realized in the foreseeable future. Therefore, the Company provided a full valuation allowance to reduce the deferred tax assets.

e.	The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 11:- FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, "Fair Value Measurements and Disclosures", the Company measures its liability related to stock based compensation and warrants at fair value. Investments in foreign currency derivative instruments are classified within Level 3 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The liability related to stock based compensation and warrants is classified within Level 3 value hierarchy because the liability is based on present value calculations and external valuation models whose inputs include market interest rates, estimated operational capitalization rates, volatilities and illiquidity. Unobservable inputs used in these models are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2011	December 31, 2012
	Fair value measurements using input type	Fair value measurements using input type
	Level 3	Level 3

Liability related to stock options and warrants	$60	$630
Deferred shares	216	$-

Total financial liabilities	$276	$630

Fair value measurements using significant unobservable inputs (Level 3):

Balance at December 31, 2011		$(276)

Changes in values of deferred shares and liability related to stock option and warrants		418
Expiration of deferred shares		128
Issuance of liability related to warrants		(1,076)
Classification of liability award to equity as a result of expiration of the Most Favored Nation		141
Classification of liability award to equity as a result of modification		35

Balance at December 31, 2012		$(630)

RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 12: - RELATED PARTIES

a.	The Chairman of the Company's board of directors is a senior partner in the law firm which represents the Company in intellectual property and commercial matters (the "Service Provider"). The service provider charges the Company for services it renders on an hourly basis. The balances and transactions with service provider were as follows:

Balances:

	December 31,
	2012	2011

Trade payables *)	$718	$817

*)	On February 12, 2012, $ 309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $ 2 per share and a life of five years.

Transactions:

	Year ended December 31,
	2012	2011	2010

Amounts charged to general and administrative expense	$365	$413	$262

b.	On February 13, 2011, the members of the board of directors unconditionally waived any accrued and unpaid director's compensation (other than for rights granted in respect of options) as of that date. A related amount of $ 73 was classified from other accounts payable to additional paid in capital.

In March 2012, the members of the board of directors unconditionally waived any director's cash compensation for their service from March 2012 and until the Company will receive an aggregate financing of at least $ 15,000 in the private placement issuances from March 20, 2013 onward.

c.	According to an agreement signed in 2004, a retainer fee of £ 1.5 per quarter should be paid to one of the Company's directors for financial advisory services (the "Advisory Agreement"). As of December 31, 2012 and 2011, the Company has outstanding liability in the amount of $ 49 for such services. During 2012, there were no any financial advisory services that were provided to the Company in relation to the Advisory Agreement.

FINANCIAL EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2012
Financial Expenses and Income [Abstract]
Interest and Other Income [Text Block]

NOTE 13:- FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2012	2011	2010
Financial expenses:
Interest expense due to amortization of convertible notes	$898	$-	$-
Issuance expenses	137	-	-
Other	6	9	5
	1,041	9	5

Financial income:
Changes in values of deferred shares and liability related to warrants	(418)	(120)	(102)
Exchange rate	(22)	(17)	(20)

	(440)	(137)	(122)

	$601	$(128)	$(117)

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 14: - SUBSEQUENT EVENTS

a.	On January 17, 2013, the Company issued 67,500 of ordinary shares, £ 0.01 par value each, at a price of $ 2.00 per share, for total gross proceeds of $ 135 that were paid in December 2012. The investors were also granted with warrants to purchase 33,750 ordinary shares, at an exercise price of $ 2.00 (the "December 2012 Financing").

Under the terms of the purchase agreement, from the date each investor entered into the purchase agreement until the earlier of (i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing on the same terms and conditions as provided to the investors in a subsequent financing (the " December Most Favored Nation").

In relation to the December 2012 Financing, the Company first allocated the proceeds received in the amount of $ 17 to the detachable warrant, freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense, in accordance with ASC 815. The remaining proceeds amounted to $ 118 were allocated to the shares and were recorded to receipt on account of shares.

Due to the December Most Favored Nation terms, the most favored nation terms for the investors in the November Financing were extended to 2 years and the investors also received warrants with a January Down Round Protection (as defined in note 14b), in January 2013. (See Note 14b).

b.	On January 17, 2013, the Company completed a private placement under the January 2013 Purchase Agreement (the "January Purchase Agreement"), by and among the Company and certain investors (the "January 2013 Financing"). As part of the January 2013 Financing, the Company sold an aggregate of 405,500 ordinary shares at $ 2.00 per share (the "January Shares") and 202,750 Series A warrants, 375,000 Series B warrants and 187,500 Series C warrants to purchase an aggregate of 765,250 ordinary Shares (the "January Warrants"), for gross proceed of $ 811. Under the terms of the Agent Agreement, the Company issued 43,035 Series A warrants with an exercise price of $ 2.00 per share and a contractual life of five years. The fair value of the warrants at the commitment date was $ 21. The Company also paid $ 70 in cash, for advisory and legal services in relation with the January 2013 Financing.

The exercise price of the January Warrants is $ 2.00. The Series A warrants and Series C warrants are exercisable for a term of five years and the Series B warrants are exercisable until the earlier of (i) the one-year anniversary of the date when the registration of the Series B warrants becomes effective, or (ii) the 18 month anniversary of the issuance date. The vesting of the Series C warrants is dependent upon exercise of the Series B warrants. The Series C warrants shall vest in proportion to the holder's exercise of the Series B warrant as compared with the total Series B warrants issued to such holder.

Under the January 2013 Financing, the Company also entered into the January Registration Rights Agreement with the investors pursuant to which the Company is required to file a registration statement to register the resale of up to 133% of the number of ordinary shares issued in the January 2013 Financing and that may be issued upon exercise of the January Warrants. The Company agreed to file a registration statement no later than 30 days after February 28, 2013, provided the filing date shall be 60 days if the Company is required to include audited financial statements for fiscal year 2012 and to have the registration statement declared effective no later than the earlier of (a) the 90th day after the Self Filing Effective Date (135 days if the registration statement is reviewed by the SEC or 165 days if the Company is required to include audited financial statements for fiscal year 2012) or (b) the third day after the Company is notified that the registration statement will not be reviewed or is no longer subject to review. To the extent the registration statement is not declared effective by the agreed upon effectiveness deadline, the Company agreed to pay to each investor holding registrable securities an amount in cash equal to one percent (1%) of such investor's original invested amount on the closing date of the financing, on the date of such failure and on every 30-day anniversary of such failure until such failure has been cured, pro rated for periods totaling less than 30 days. In the event the Company fails to make such payments in a timely manner, such payments will bear interest at the rate of 1.5% per month (prorated for partial months) until paid in full.

Subject to certain limitations, the Series B warrants may be cancelled for consideration equal to $ 0.001 per warrant share by the Company in the event that the closing sale price of the ordinary shares for each 20 consecutive trading days exceeds $ 3.75 (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends, etc.) and (ii) the average daily volume for such 20 day period exceeds 75,000 ordinary shares or ADSs (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends, etc.).

On and after January 18, 2014, if a registration statement registering the ordinary shares underlying the warrants is not effective, the holders of such warrants may exercise their warrants on a cashless basis. The exercisability of the warrants may be limited if, upon exercise, the holder thereof would beneficially own more than 4.9% of the Company's ordinary shares.

The exercise price of the January Warrants is subject to standard anti-dilution adjustments. In addition, under the terms of the January Purchase Agreement, from the date each investor entered into the January Purchase Agreement until the later of (i) the two year anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the ordinary shares or ADSs exceeds $ 100 per trading day (the "Expiration Date"), each investor may elect to exchange all of its shares and January Warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the January Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "January Most Favored Nation").

In addition, while the January Warrants are outstanding if the Company will issue shares or warrants at an effective price per share which is lower than the exercise price of the January Warrants, the exercise price of the January Warrants shall be reduced to the lower share price in the subsequent financing ( the "January Down Round Protection"). In addition, until the Expiration Date, the shares and the Series A warrants are also entitled to a price protection.

In relation to the January 2013 Financing, the Company will first allocate the proceeds received in the amount of $ 382 to the detachable warrant, that due to the most favored nation terms and in accordance with ASC 815 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds amounted to $ 429 will be allocated to the shares and will be recorded to additional paid in capital. The issuance costs in relation to the January 2013 Financing in the amount of $ 91 will be allocated between the warrants and the shares in proportion to the allocation of the proceeds.

The portion of the issuance costs that will be allocated to the warrants in the amount of $ 43 were recognized as financial expense in the Company's statement of comprehensive loss. The portion of the issuance costs that were allocated to the shares in the amount of $ 48 will be recorded to additional paid in capital.

c.	In January 2013, the Company agreed that provided that the Agent raises an aggregate of at least $ 3,500 for the Company (the "Goal"), the agreement that was signed with the agent on November 30, 2012 shall be amended such that the warrants granted to the Agent in relation to the November Financing, will be eligible to a down-round anti-dilution protection. The Company will reclassify the warrants granted to the Agent in relation to the November Financing to a liability upon the achievement of the Goal. See also note 9e.

d.	In January, February and March 2013, the Company completed a private placement by and among the Company and certain investors. As part of the financing, the Company sold an aggregate of 165,500 ordinary shares at $ 2.00 per share and 82,750 Series A warrants, for gross proceed of $ 331. The warrants and the shares are eligible to most favored nation terms and also to a price protection. Under the terms of the Agent Agreement, the Company issued 10,800 warrants with an exercise price of $ 2.00 per share and a contractual life of five years. The fair value of the warrants at the commitment date was $ 5. The Company also paid $ 14 in cash for advisory services in relation to the financings rounds.

In relation to the January 2013 Financing, the Company will first allocate the proceeds received in the amount of $ 41 to the detachable warrant, that due to the most favored nation terms and in accordance with ASC 815 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds amounted to $ 290 will be allocated to the shares and will be recorded to additional paid in capital. The issuance costs in relation to financings in the amount of $ 20 were allocated between the warrants and the shares in proportion to the allocation of the proceeds. The portion of the issuance costs that were allocated to the warrants in the amount of $ 2 were recognized as financial expense in the Company's statement of comprehensive loss. The portion of the issuance costs that were allocated to the shares in the amount of $ 18 were recorded to additional paid in capital.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Financial Statements In United States Dollars [Policy Text Block]
b.	Financial statements in United States dollars:

Most of the Company's costs and financing are in U.S. dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries have operated and expect to continue to operate in the foreseeable future. Therefore, the functional currency of the Company and its subsidiaries is the Dollar.

The Company and its subsidiaries' transactions and balances denominated in Dollars are presented at their original amounts. Non-Dollar transactions and balances have been remeasured to Dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

Consolidation, Policy [Policy Text Block]
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
d.	Cash equivalents:
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.
Property, Plant and Equipment, Policy [Policy Text Block]
e.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral and scientific equipment	33
Office furniture and equipment	25

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
f.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. During the years ended December 31, 2012, 2011 and 2010, no impairment losses have been identified.

Research and Development Expense, Policy [Policy Text Block]
g.	Research and development costs:

Research and development expenses, net of grants received, consist of independent research and development costs of third parties services and license fees to third parties. All such costs are expensed as incurred. There were no grants received during the years ended December 31, 2012, 2011 and 2010.

Income Tax, Policy [Policy Text Block]
h.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2012, 2011 and 2010, the Company does not hold provision for uncertain tax positions.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
i.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents.

The Company's cash and cash equivalents are invested in deposits mainly in U.S. dollars and British Pound with major international banks. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

Earnings Per Share, Policy [Policy Text Block]
j.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year plus dilutive potential equivalent Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share."

All outstanding stock options, deferred shares and warrants have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. The total number of shares related to outstanding stock options excluded from the calculations of diluted net loss per share was 823,990, 411,002 and 426,002 for the years ended December 31, 2012, 2011 and 2010, respectively. The total number of shares related to conversion rights of the deferred shares excluded from the calculations of diluted net loss per share was 180,822, 479,166 and 1,033,333 for the years ended December 31, 2012, 2011 and 2010, respectively. As of June 13, 2012 all of the deferred shares were expired. The total number of shares related to warrants excluded from the calculations of diluted net loss per share was 2,053,817 for the year ended December 31, 2012. The total number of shares related to convertible notes excluded from the calculations of diluted net loss per share was 670,732 for the year ended December 31, 2012.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
k.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation," which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, directors and non-employees. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the most appropriate fair value method for the majority of its stock-options awards and values stock based on the market value of the underlying shares at the date of grant. For employees' awards, the option-pricing model requires a number of assumptions as noted below:

	December 31,
	2012	2011	2010

Risk-free interest rate	0.69%-0.74%	1.85%	-
Expected volatility	89.99%	85.75%	-
Expected life (in years)	5.0	2.97	-
Expected dividend yield	0%	0%	-

For non - employees awards, the option-pricing model requires a number of assumptions as noted below:

	December 31,
	2012	2011	2010

Risk-free interest rate	0.70%-1.78%	0.34%-3.52%	0.46%-3.23%
Expected volatility	78.9%-89.0%	51.1%-87.7%	44.6%-105.2%
Expected life (in years)	4.5-10.0	0.5-8.1	0.3-8.4
Expected dividend yield	0%	0%	0%

The computation of expected volatility is based on realized historical stock price volatility of peer companies. The expected term of options granted is based on the "Simplified" method acceptable by ASC 718. For non-employees the expected term assumption is based on the contractual term. The risk free interest rate assumption is the implied yield currently available on British government bond and the U.S Treasury yield zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The fair value of the ordinary shares underlying the options, warrants and deferred shares until December 31, 2011, had been determined by the Company's management, based on the share price used in the equity financing rounds. Since December 31, 2011 the Company issued only units of shares and warrants to new investors (see also Note 9 and 14). In order to determine the fair value of the ordinary shares since December 31, 2011, management used the assistance of an independent valuation firm. The Company applied the market approach taking into account actual equity transactions. Since the equity transactions included warrant coverage, the Company isolated the value of the common share by subtracting the value of the warrants through performing a circular iteration in the Black Scholes option-pricing model. Because there has been no public market for the Company's ordinary shares, management has determined fair value of the ordinary shares at the time of grant of options by considering a number of objective and subjective factors, including valuation of warrants issued by the Company. The fair value of the underlying ordinary shares shall be determined by management until such time as the Company's ordinary share is traded on an established stock exchange or national market system.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options, warrants and deferred shares issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options, warrants and deferred shares at the measurement date. Therefore, since the exercise price of some of the options, warrants and deferred shares is denominated in a currency that is different from the Company's functional currency, the Company accounts for such options and warrants as a liability.

Fair Value of Financial Instruments, Policy [Policy Text Block]
l.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The carrying amounts of cash and cash equivalents, accounts receivable and prepaid expenses, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Derivatives, Policy [Policy Text Block]
m.	Derivative instruments:

As of balance sheet date, none of the Company's derivatives qualify for hedge accounting under ASC 815, "Derivatives and Hedging" ("ASC 815"). As a result all derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statement of comprehensive loss and included in financial income or expenses.

During the years ended December 31, 2012, 2011 and 2010, the Company recorded a net gain from derivatives transactions in the amount of $ 419, $ 120 and $ 95, respectively.

Debt, Policy [Policy Text Block]
n.	Convertible notes:

The Company applies ASC 470-20, "Debt with Conversion and Other Options" ("ASC 470-20"). In accordance with ASC 470-20, the Company first allocates the proceeds received to the detachable warrant, freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds are allocated to the convertible note. The Company also recognized an embedded beneficial conversion feature on the commitment date. The beneficial conversion feature was measured by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature was calculated on the commitment date using the effective conversion price which had resulted subsequent to the allocation of the proceeds between the convertible notes and warrants.

The discount on the convertible notes is amortized according to the effective interest rate method over the life of the convertible notes.

New Accounting Pronouncements, Policy [Policy Text Block]
o.	Recently issued accounting standards:

In February 2013, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") No. 2013-02, Topic 350 - Comprehensive Income ("ASU 2013-02"), which amends Topic 220 to improve the reporting of reclassifications out of accumulated other comprehensive income to the respective line items in net income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company intends to adopt this standard in the first quarter of 2013 and does not expect the adoption will have a material impact on its consolidated results of operations or financial condition.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Rate of Depreciation of Property, Plant and Equipment [Table Text Block]

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral and scientific equipment	33
Office furniture and equipment	25

Non Employee Stock Awards [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

For non - employees awards, the option-pricing model requires a number of assumptions as noted below:

	December 31,
	2012	2011	2010

Risk-free interest rate	0.70%-1.78%	0.34%-3.52%	0.46%-3.23%
Expected volatility	78.9%-89.0%	51.1%-87.7%	44.6%-105.2%
Expected life (in years)	4.5-10.0	0.5-8.1	0.3-8.4
Expected dividend yield	0%	0%	0%

Employee Stock Awards [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

For employees' awards, the option-pricing model requires a number of assumptions as noted below:

	December 31,
	2012	2011	2010

Risk-free interest rate	0.69%-0.74%	1.85%	-
Expected volatility	89.99%	85.75%	-
Expected life (in years)	5.0	2.97	-
Expected dividend yield	0%	0%	-

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	December 31,
	2012	2011
Cost:
Computers, peripheral and scientific equipment	$12	$8
Office furniture and equipment	1	1

	13	9
Accumulated depreciation:
Computers, peripheral and scientific equipment	(10)	(8)
Office furniture and equipment	(1)	(1)

Depreciated cost	$2	$-

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011

Institutions	$12	$19
Prepaid expenses	2	2

	$14	$21

OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2012	2011

Accrued expenses	$896	$598
Employees and institutions	359	259

	$1,255	$857

SHORT-TERM CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Warrants Estimated Fair Values Assumptions [Table Text Block]

Fair values were estimated using the following assumptions (annualized percentages):

	December 31,	April 4,
	2012	2012

Dividend yield	0%	0%
Expected volatility	79.61%	70.4%
Risk-free interest	0.16%	0.31%
Expected life	1.08 years	1.7 years
Forfeiture rate	0%	0%

Schedule of Short-term Debt [Table Text Block]	The composition of the short term convertible notes as of December 31, 2012 is as follows:
December 31,
2012
Unaudited

Principal	1,100
Discount	(202)

Short-term convertible notes	898

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stock by Class [Table Text Block]
Composition of share capital:

	December 31, 2012		December 31, 2011
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares of £0.01 par value each	49,800,000	13,369,809	49,800,000	12,098,597
Deferred A shares of £0.001 par value	800,000	-	800,000	-
Deferred B shares of £0.001 par value	1,200,000	-	1,200,000	-
Deferred C shares of £0.001 par value	400,000	-	400,000	400,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following is a summary of the Company's stock option activity related to employees and directors and related information for the period ended December 31, 2012:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of the period	360,527	$1.29
Changes during the period:
Granted	410,000	$1.58

Options outstanding at end of the period	770,527	$1.44	7.2	$169

Vested and expected to vest	770,527	$1.44	7.2	$169

Options exercisable at end of the period	540,527	$1.38	6.3	$152

Share-based Compensation Arrangement by Share-based Payment, Award, Options and Warrants [Table Text Block]

The options and warrants outstanding as of December 31, 2012 that were granted to the Company's service providers are as follows:

Grant date	Number of options	Exercise price	Expiration date

August 28, 2007 (2)	20,475	1.29	August 28, 2017
May 27, 2009 (2)	30,000	1.56	May 27, 2019
February 12, 2012 (4)	309,492	2.00	February 12, 2017
April 26, 2012 (3)	90,000	2.00	March 19, 2017
June 27, 2012 (5)	2,988	1.75	June 21, 2022
November 30, 2012 (6)	90,180	2.00	November 30, 2017

	543,135

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

The share based expense recognized in the financial statements for services received from employees and non-employees is shown in the following table:

	Year ended December 31,
	2012	2011	2010

Research and development, net	$(2)	$-	$7
General and administrative expenses	469	140	-
Financial (income), net	(82)	(120)	(102)

	$385	$20	$(95)

Call Option [Member]
Fair Value, by Balance Sheet Grouping [Table Text Block]

Fair values were estimated during 2012 using the following assumptions for the warrants call option (range of annualized percentages):

Year ended December 31,
2012

Dividend yield	0%
Expected volatility	79.61%-86.31%
Risk-free interest	0.12%-0.21%
Expected life	0.92-1.42 years

Put Option [Member]
Fair Value, by Balance Sheet Grouping [Table Text Block]

Fair values were estimated during 2012 using the following assumptions for the warrants put option (range of annualized percentages):

Year ended December 31,
2012

Dividend yield	0%
Expected volatility	67%-83%
Risk-free interest	0.11%-0.28%
Expected life	0.25-1.04 years

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2011	December 31, 2012
	Fair value measurements using input type	Fair value measurements using input type
	Level 3	Level 3

Liability related to stock options and warrants	$60	$630
Deferred shares	216	$-

Total financial liabilities	$276	$630

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Balance at December 31, 2011	$(276)

Changes in values of deferred shares and liability related to stock option and warrants	418
Expiration of deferred shares	128
Issuance of liability related to warrants	(1,076)
Classification of liability award to equity as a result of expiration of the Most Favored Nation	141
Classification of liability award to equity as a result of modification	35

Balance at December 31, 2012	$(630)

RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The balances and transactions with service provider were as follows:

Balances:

	December 31,
	2012	2011

Trade payables *)	$718	$817

*)	On February 12, 2012, $ 309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $ 2 per share and a life of five years.

Schedule of Related Party Transactions, General and Administrative Expenses [Table Text Block]	Transactions:
	Year ended December 31,
	2012	2011	2010

Amounts charged to general and administrative expense	$365	$413	$262

FINANCIAL EXPENSES (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2012
Financial Expenses and Income [Abstract]
Schedule of Other Nonoperating Expense, by Component [Table Text Block]

	Year ended December 31,
	2012	2011	2010
Financial expenses:
Interest expense due to amortization of convertible notes	$898	$-	$-
Issuance expenses	137	-	-
Other	6	9	5
	1,041	9	5

Financial income:
Changes in values of deferred shares and liability related to warrants	(418)	(120)	(102)
Exchange rate	(22)	(17)	(20)

	(440)	(137)	(122)

	$601	$(128)	$(117)

GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended			8 Months Ended	10 Months Ended	12 Months Ended			99 Months Ended	1 Months Ended
	Nov. 30, 2012	Sep. 30, 2012	Dec. 31, 2008	Jun. 30, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2012	Oct. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Mar. 31, 2013 Subsequent Event [Member]
Retained Earnings (Accumulated Deficit)									$ (16,922)	$ (12,621)		$ (16,922)
Net Cash Provided By (Used In) Operating Activities									(2,134)	(1,008)	(366)	(10,748)
Proceeds From Issuance Of Common Stock	$ 1,503	$ 37	$ 6,753	$ 23	$ 951	$ 312	$ 400	$ 522	$ 118	$ 75	$ 60	$ 253	$ 1,277

SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2012
Technology Equipment [Member]
Property, Plant and Equipment, Rate Of Depreciation	33.00%
Office Equipment [Member]
Property, Plant and Equipment, Rate Of Depreciation	25.00%

SIGNIFICANT ACCOUNTING POLICIES (Details 1)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012 Employee Stock Awards [Member]	Dec. 31, 2011 Employee Stock Awards [Member]	Dec. 31, 2010 Employee Stock Awards [Member]
Risk-free interest rate, Minimum		0.69%
Risk-free interest rate, Maximum		0.74%
Risk-free interest rate			1.85%	0.00%
Expected volatility	86.00%	89.99%	85.75%	0.00%
Expected life (in years)	3 years	5 years	2 years 11 months 19 days	0 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Non Employee Stock Awards [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Risk-free interest rate	1.78%	3.52%	3.23%
Expected volatility	89.00%	87.70%	105.20%
Expected life (in years)	10 years	8 years 1 month 6 days	8 years 4 months 24 days
Minimum [Member]
Risk-free interest rate	0.70%	0.34%	0.46%
Expected volatility	78.90%	51.10%	44.60%
Expected life (in years)	4 years 6 months	6 months	3 months 18 days

SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Sale of Derivatives	$ 419	$ 120	$ 95
Cumulative Basis For Measurement Of Tax Benefits	50.00%
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	670,732
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	2,053,817
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	823,990	411,002	426,002
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	180,822	479,166	1,033,333

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 13	$ 9
Depreciated cost	2	0
Computers Peripheral and Scientific Equipment [Member]
Cost	12	8
Accumulated depreciation	(10)	(8)
Office Furniture and Equipment [Member]
Cost	1	1
Accumulated depreciation	$ (1)	$ (1)

PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			99 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Depreciation	$ 2	$ 0	$ 0	$ 11

ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Institutions	$ 12	$ 19
Prepaid expenses	2	2
Accounts Receivable and Prepaid Expenses Net Current	$ 14	$ 21

OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses	$ 896	$ 598
Employees and institutions	359	259
Accounts Payable, Other, Current	$ 1,255	$ 857

DEFERRED SHARES (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended			8 Months Ended	10 Months Ended	12 Months Ended										12 Months Ended		12 Months Ended			12 Months Ended
	Nov. 30, 2012 USD ($)	Aug. 31, 2012 GBP (£)	Sep. 30, 2012 USD ($)	Dec. 31, 2008 GBP (£)	Jun. 30, 2012 USD ($)	Aug. 31, 2011 GBP (£)	Aug. 31, 2010 GBP (£)	Aug. 31, 2012 USD ($)	Oct. 31, 2009 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Jun. 30, 2012 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2005 GBP (£)	Dec. 31, 2007 Deferred A Shares [Member] USD ($)	Dec. 31, 2011 Deferred B Shares [Member] USD ($)	Dec. 31, 2007 Deferred C Shares [Member] USD ($)	Dec. 31, 2007 Deferred C Shares [Member] GBP (£)	Jun. 13, 2012 Deferred C Shares [Member] USD ($)	Dec. 31, 2005 Capital Managers Llp [Member] GBP (£)	Dec. 31, 2005 Capital Managers Llp [Member] Deferred A Shares [Member] GBP (£)	Dec. 31, 2006 Capital Managers Llp [Member] Deferred B Shares [Member] GBP (£)
Common Stock, Par or Stated Value Per Share (in dollars per share)		£ 0.01		£ 0.01		£ 0.01	£ 0.01		£ 0.01					£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01		$ 0.001			£ 0.001		£ 0.01		£ 0.001
Bridge Loan																			£ 200
Stock Repurchased During Period, Shares (in shares)																						400,000	400,000
Stock Issued During Period, Shares, New Issues (in shares)	751,500	232,558	18,375	10,950,696	10,000	522,026	200,778	242,500	410,097											400,000					800,000	400,000	633,333
Equity Issuance, Per Share Amount (in dollars per share)	$ 2		$ 2		$ 2.25		£ 1	$ 1.72	£ 0.8				$ 1.58										£ 0.01			£ 1
Exercise Price Of Deferred Share (in dollars per share)																						$ 0.79				£ 0.249	£ 0.59
Additional Paid In Capital										13,199	9,836										394			128
Financial Income Of Revaluation Of Deferred Shares										$ 88	$ 120	$ 102

SHORT-TERM CONVERTIBLE NOTES (Details)	3 Months Ended	12 Months Ended
	Apr. 04, 2012	Dec. 31, 2012
Dividend yield	0.00%	0.00%
Expected volatility	70.40%	79.61%
Risk-free interest	0.31%	0.16%
Expected life	1 year 8 months 12 days	1 year 29 days
Forfeiture rate	0.00%	0.00%

SHORT-TERM CONVERTIBLE NOTES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 04, 2012	Dec. 31, 2011
Principal	$ 1,100	$ 1,100
Discount	(202)
Short-term convertible notes	$ 898		$ 0

SHORT-TERM CONVERTIBLE NOTES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended	12 Months Ended			99 Months Ended	1 Months Ended
	Sep. 30, 2012	Apr. 04, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jan. 31, 2013 Subsequent Event [Member]	Jan. 02, 2013 Subsequent Event [Member]
Proceeds from issuance of convertible notes and warrants, net		$ 1,100	$ 890	$ 0	$ 0	$ 890
Warrants Issued During Period, Number Of Warrants (in shares)		643,274
Warrants Issued During Period, Value		1,000
Debt and Stock Issuance Costs		110
Minimum Percentage Of Benefit On Note Conversion		4.90%
Resale Agreement, Percentage Of Ordinary Shares			133.00%				133.00%
Warrants Exercisable Term			5 years
Description Of Warrants			as defined in the Warrants and which includes, without limitation, entering into a merger or consolidation with another entity, selling all or substantially all of the assets, or a person acquiring 50% of the Company's voting shares
Warrants Oustanding To Anti Dilution Adjustments (in shares)			670,732
Fair Value Of Detachable Warrant		750	402			402
Debt Instrument, Convertible, Beneficial Conversion Feature			250
Interest expense due to amortization of convertible notes			898	0	0
Repayments of Convertible Debt								1,100
Debt Instrument, Convertible, Conversion Price		$ 1.71
Warrants Exercise Price Amended			$ 1.64
Change In Fair Value Of Detachable Warrant	$ 40		$ 348

COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Minimum Rental Commitments	$ 500
Operating Leases, Future Minimum Payments Due	1,500
Yissum [Member]
Long-term Purchase Commitment, Time Period	20 years
Licenses Revenue Percentage	4.00%
Royalty Revenue Percentage	18.00%
Loss Contingency, Settlement Agreement, Consideration	$ 70,000

SHAREHOLDERS' EQUITY (Details)	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Shares Authorized	49,800,000	49,800,000
Common Stock, Shares, Issued	13,369,809	12,098,597
Common Stock, Shares, Outstanding	13,369,809	12,098,597
Common Stock [Member]
Common Stock, Shares Authorized	49,800,000	49,800,000
Common Stock, Shares, Issued	13,369,809	12,098,597
Common Stock, Shares, Outstanding	13,369,809	12,098,597
Deferred A Shares [Member]
Common Stock, Shares Authorized	800,000	800,000
Common Stock, Shares, Issued	0	0
Common Stock, Shares, Outstanding	0	0
Deferred B Shares [Member]
Common Stock, Shares Authorized	1,200,000	1,200,000
Common Stock, Shares, Issued	0	0
Common Stock, Shares, Outstanding	0	0
Deferred C Shares [Member]
Common Stock, Shares Authorized	400,000	400,000
Common Stock, Shares, Issued	0	400,000
Common Stock, Shares, Outstanding	0	400,000

SHAREHOLDERS' EQUITY (Details 1)	3 Months Ended	12 Months Ended
	Apr. 04, 2012	Dec. 31, 2012
Dividend yield	0.00%	0.00%
Expected volatility	70.40%	79.61%
Risk-free interest	0.31%	0.16%
Expected life	1 year 8 months 12 days	1 year 29 days
Call Option [Member]
Dividend yield		0.00%
Call Option [Member] | Minimum [Member]
Expected volatility		79.61%
Risk-free interest		0.12%
Expected life		11 months 1 day
Call Option [Member] | Maximum [Member]
Expected volatility		86.31%
Risk-free interest		0.21%
Expected life		1 year 5 months 1 day

SHAREHOLDERS' EQUITY (Details 2)	3 Months Ended	12 Months Ended
	Apr. 04, 2012	Dec. 31, 2012
Dividend yield	0.00%	0.00%
Expected volatility	70.40%	79.61%
Risk-free interest	0.31%	0.16%
Expected life	1 year 8 months 12 days	1 year 29 days
Put Option [Member]
Dividend yield		0.00%
Put Option [Member] | Minimum [Member]
Expected volatility		67.00%
Risk-free interest		0.11%
Expected life		3 months
Put Option [Member] | Maximum [Member]
Expected volatility		83.00%
Risk-free interest		0.28%
Expected life		1 year 15 days

SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				4 Months Ended	12 Months Ended
	Mar. 31, 2011	May 31, 2009	Aug. 31, 2007	Feb. 28, 2005	Jun. 30, 2012	Dec. 31, 2012
Amount of options, Outstanding at beginning of the period						360,527
Amount of options, Granted	152,000	30,000	20,475	300,000	2,988	410,000
Amount of options, Options outstanding at end of the period						770,527
Amount of options, Vested and expected to vest						770,527
Amount of options, Options exercisable at end of the period						540,527
Weighted average exercise price, Outstanding at beginning of the period						$ 1.29
Weighted average exercise price, Granted						$ 1.58
Weighted average exercise price, Options outstanding at end of the period						$ 1.44
Weighted average exercise price, Vested and expected to vest						$ 1.44
Options exercisable at end of the period, Weighted average exercise price						$ 1.38
Weighted average remaining contractual term, Options outstanding at end of the period						7 years 2 months 12 days
Weighted average remaining contractual term, Vested and expected to vest						7 years 2 months 12 days
Weighted average remaining contractual term, Options exercisable at end of the period				5 years		6 years 3 months 18 days
Aggregate intrinsic value, Options outstanding at end of the period						$ 169
Aggregate intrinsic value, Vested and expected to vest						169
Aggregate intrinsic value, Options exercisable at end of the period						$ 152

SHAREHOLDERS' EQUITY (Details 4) (USD $)	12 Months Ended
Dec. 31, 2012
Number of options	543,135
Grant Date 1 [Member]
Grant date	Aug 28, 2007	[1]
Number of options	20,475	[1]
Exercise price	$ 1.29	[1]
Expiration date	Aug 28, 2017	[1]
Grant Date 2 [Member]
Grant date	May 27, 2009	[1]
Number of options	30,000	[1]
Exercise price	$ 1.56	[1]
Expiration date	May 27, 2019	[1]
Grant Date 3 [Member]
Grant date	Feb 12, 2012	[2]
Number of options	309,492	[2]
Exercise price	$ 2	[2]
Expiration date	Feb 12, 2017	[2]
Grant Date 4 [Member]
Grant date	Apr 26, 2012	[3]
Number of options	90,000	[3]
Exercise price	$ 2	[3]
Expiration date	Mar 19, 2017	[3]
Grant Date 5 [Member]
Grant date	Jun 27, 2012	[4]
Number of options	2,988	[4]
Exercise price	$ 1.75	[4]
Expiration date	Jun 21, 2022	[4]
Grant Date 6 [Member]
Grant date	Nov 30, 2012	[5]
Number of options	90,180	[5]
Exercise price	$ 2	[5]
Expiration date	Nov 30, 2017	[5]

[1]	In August 2007 and May 2009, the Company granted 20,475 and 30,000 fully vested options, respectively, to the pre-clinical development consultant. The fair value of the options was $ 29 (unaudited) and $ 33, respectively. Since the exercise price of such options is denominated in a currency that is different from the Company's functional currency, the Company accounts for such options as a liability. The fair value of the options was estimated each cut-off date using the Black-Scholes options valuation model.The changes in fair value were recorded as financial expense (income). The Company recorded financial income in the amount of $ 3 for each of the years ended December 31, 2012 and 2011. The Company also recorded financial expense in the amount of $ 5 for the year ended 2010.In June 2012, the Company increased and changed the denominated currency of the exercise price of the options that were issued in May 2009 from £ 0.8 to $ 1.56 resulting in the options being reclassified from a liability to equity. The Company accounted for this change as a modification in accordance with ASC 718. The Company calculated the incremental value of this modification. Since there was no incremental value, the Company only reclassified the related liability in the amount of $ 35 to additional paid-in capital.
[2]	On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 12.
[3]	In 2011, the Company granted 35,000 fully vested warrants to the Finder (as defined below) under a consulting agreement that was signed in 2011 ("2011 Consulting Agreement"). The exercise price was $ 1 and the contractual life is five years. The fair value of the warrants in the amount of $ 45 was recorded to additional paid-in capital. In the months January and February 2012, the Company granted additional 10,000 fully vested warrants to the Finder under the 2011 Consulting Agreement. The exercise price was $ 1 per share and the contractual life is five years. The fair value of the warrants in the amount of $ 12 was recorded to additional paid-in capital. In April 2012, the Company modified the amount of warrants that were granted to the Finder from a total of 45,000 warrants to 90,000 warrants and also modified the exercise price from $ 1 to $ 2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded compensation cost in a total amount of $ 38 to additional paid-in capital On February 29, 2012, the Company entered into an agreement with an independent contractor (the "Finder"), for the purpose of introducing the Company to potential investors ("Finder's Agreement"). In the event that during the term of this agreement, an approved investor will consummate a cash investment, then the Finder shall be entitled to (i) a cash payment in an amount equal to 7% of the amount invested; and (ii) that number of ordinary shares of the Company issuable for a cash investment equal to 7% of the investment amount based upon the price per share pursuant to which the approved investor participated; less consulting consideration otherwise paid or payable to the Finder pursuant to a new consulting agreement that was signed in 2012 (the "2012 Consulting Agreement").Between March through June 2012, the Company committed to grant an additional 20,000 fully vested warrants to the Finder under the 2012 Consulting Agreement (the "Finder's Warrants"). The exercise price was $ 2 per share and the contractual life is five years. The board of directors did not ratify the grant of the Finder's Warrants. Pursuant to the terms of the Finder's Agreement, the Company only issued, in September 2012, 16,279 ordinary shares, £0.01 par value each, and is obligated to pay $ 28 in cash, in relation with the August Financing (the "August Finder's Fee"), since the consulting fees pursuant to 2012 Consulting Agreement were lower than August Finder's Fee. The Company recorded an amount of $ 52 of stock-based compensation expenses in the statement of comprehensive loss during the year ended December 31, 2012. After the August Financing, the Consulting Agreement was terminated.
[4]	On June 27, 2012, the Company granted 2,988 options which shall vest on December 27, 2012. The Company recorded compensation expense in the amount of $ 2 in the statement of comprehensive loss during the year ended December 31, 2012.
[5]	On August 23, 2012, the Company entered into an agreement with an agent (the "Agent") to advise the Company on a private placement offering and as a contact with potential financing sources for the Company (the "Agent Agreement"). The Company agreed to pay the Agent a cash transaction fee in the amount of between 7% - 8% of the amount of the financing; and warrants equal to 7% - 8% of the stock and warrants issued in the financing at an exercise price equal to the investor's warrant exercise price. If the Agent raises at least $ 5,000, then he is entitled to receive a total of 10% warrants, retroactively. The consideration that is paid to the Agent is treated as issuance expenses. Pursuant to the terms of the Agent Agreement, the Company issued 90,180 warrants and paid $ 120 in cash, for advisory services in relation with the November 2012 Financing.

SHAREHOLDERS' EQUITY (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated Share-based Compensation Expense	$ 385	$ 20	$ (95)
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	(2)	0	7
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	469	140	0
Financial Income Net [Member]
Allocated Share-based Compensation Expense	$ (82)	$ (120)	$ (102)

SHAREHOLDERS' EQUITY (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended									2 Months Ended			3 Months Ended	4 Months Ended					8 Months Ended	10 Months Ended		12 Months Ended								15 Months Ended	99 Months Ended									12 Months Ended	4 Months Ended	1 Months Ended		12 Months Ended					15 Months Ended	1 Months Ended		12 Months Ended					15 Months Ended
	Nov. 30, 2012 USD ($)	Aug. 31, 2012 GBP (£)	Apr. 30, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Mar. 31, 2011 USD ($)	May 31, 2009 USD ($)	May 31, 2009 GBP (£)	Aug. 31, 2007 USD ($)	Feb. 28, 2005	Sep. 30, 2012 USD ($)	Feb. 29, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Dec. 31, 2008 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 GBP (£)	Aug. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)	Aug. 31, 2010 GBP (£)	Aug. 31, 2012 USD ($)	Oct. 31, 2009 USD ($)	Oct. 31, 2009 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2005 GBP (£)	Dec. 31, 2005 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Sep. 28, 2012 USD ($)	Aug. 29, 2012 USD ($)	Dec. 31, 2011 GBP (£)	Aug. 31, 2011 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2008 GBP (£)	Dec. 31, 2012 Novmber Financing [Member] USD ($)	Jun. 30, 2012 Consulting Agreement [Member] USD ($)	Aug. 31, 2012 Minimum [Member]	Apr. 30, 2012 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2009 Minimum [Member] USD ($)	Dec. 31, 2008 Minimum [Member] USD ($)	Dec. 31, 2005 Minimum [Member] USD ($)	Aug. 31, 2012 Maximum [Member]	Apr. 30, 2012 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2009 Maximum [Member] USD ($)	Dec. 31, 2008 Maximum [Member] USD ($)	Dec. 31, 2005 Maximum [Member] USD ($)
Stock Issued During Period, Shares, New Issues	751,500	232,558								18,375			10,950,696	10,000	10,000	522,026	200,778	200,778	242,500	410,097	410,097
Common Stock, Par or Stated Value Per Share (in dollars per share)		£ 0.01													£ 0.01			£ 0.01			£ 0.01											£ 0.01	£ 0.01			£ 0.01	£ 0.01	£ 0.01	£ 0.01
Proceeds From Issuance Of Common Stock	$ 1,503									$ 37			$ 6,753	$ 23		$ 951	$ 312		$ 400	$ 522		$ 118	$ 75	$ 60							$ 253
Equity Issuance, Per Share Amount (in dollars per share)	$ 2									$ 2				$ 2.25				£ 1	$ 1.72		£ 0.8						$ 1.58																	$ 1.32	$ 1.63	$ 1.43	$ 1.16	$ 1.58	$ 0.02			$ 1.94	$ 1.95	$ 1.57	$ 1.32	$ 1.59	$ 1.13
Payments of Stock Issuance Costs	163															21				23
Receivable On Account Of Shares																							75	60
Warrants Granted To Purchase Ordinary Shares (in shares)	375,750		79,000											5,000	5,000							261,731
Warrants Granted Exercise Price To Purchase Ordinary Shares (in dollar per share)			$ 2											$ 2.25								$ 2
Percentage Of Warrant Coverage										100.00%				50.00%	50.00%				100.00%
Warrants Issued To Investors			39,500
Warrants Issued To Investors Per Share			$ 1
Deemed Dividend			33																			33	0	0							33
Description Of Purchase Agreement From Each Investor	(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").									If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration.
Resale Agreement, Percentage Of Ordinary Shares																						133.00%
Proceeds From Issuance Of Stock and Warrants	190
Warrants Issuance Costs	27
Initial Fair Value Of Detachable Warrant Granted	210																					541,010									541,010			4	93					188
Detachable Warrant Issued										141
Change In Fair Value Of Detachable Warrant										40												348																		22
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period								1,365,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																						$ 1.09
Share Based Compensation Arrangement By Share Based Payment Award, Options, Vested Weighted Average Grant Date Fair Value																						$ 1.08
Share Based Compensation Arrangement By Share Based Payment Award, Non Vested Stock Options, Weighted Average Grant Date Fair Value																						$ 1.1
Allocated Share-based Compensation Expense																						385	20	(95)																	52
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																						57									57
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																						2 months 15 days
Received Warrants From Principle Shareholder																											152,000		50,700
Received Warrants From Principle Shareholder Par Value																											$ 1.55		£ 0.01
Vested and Valid Period From Date Of Grant																											10 years
Benefit In Options Outstanding																											246
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					152,000	30,000	30,000	20,475	300,000					2,988	2,988							410,000
Stock Issued During Period, Value, Share-based Compensation, Gross					95	33		29
Share Price					$ 1.63
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					86.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term					3 years
Weighted average remaining contractual term, Options exercisable at end of the period									5 years													6 years 3 months 18 days
Stock or Unit Option Plan Expense																							3	2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period																							15,000			285,000
Financial Income																						3	3	5
Exercise Price Per Share Options							£ 0.8							$ 1.56
Reclassified Related Liability In Additional Paid In Capital														35
Warrants Granted											10,000	10,000											35,000
Warrants Granted Exercise Price Per Share											$ 1			$ 2									$ 1																				$ 1								$ 2
Warrants Granted Contractual Term											5 years	5 years		5 years	5 years								5 years
Warrants Granted Value			38								12												45
Warrants Granted To Finder														20,000	20,000																												45,000								90,000
Percentage Of Amount Invested On Cash Payment											7.00%	7.00%
Stock Issued During Period Shares To Finder														16,279	16,279
Stock Issued During Period Price Per Share To Finder															£ 0.01
Stock Issued During Period Value Share To Finder														28
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total														2								450	140		70	168	448	69		119
Warrants Vested To Purchase Ordinary Shares				309,492
Warrants Vested To Purchase Ordinary Shares Per Share				£ 0.01								£ 0.01
Percentage Of Cash Transaction Fee																																										7.00%								8.00%
Minimum Amount Of Agent Raises On Financing																			5,000
Percentage Of Warrants For Agent Raises																			10.00%
Warrants Issued To Agent																			90,180
Warrants Issued To Agent Value																			120
Share-based Compensation, Total														$ 2								$ 514	$ 140	$ 0	$ 70	$ 168	$ 448	$ 69		$ 119	$ 1,528

TAXES ON INCOME (Details Textual) In Thousands, unless otherwise specified	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012 GBP (£)	Dec. 31, 2012 Great Britain [Member] USD ($)	Dec. 31, 2011 Great Britain [Member]	Dec. 31, 2012 Domestic Tax Authority [Member] USD ($)	Dec. 31, 2012 State and Local Jurisdiction [Member] USD ($)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	20.00%	24.00%	26.00%
Taxable Income Maximum	£ 300,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Estimated Tax Rate	40.00%
Operating Loss Carryforwards		$ 11,944		$ 59	$ 59

FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liability related to stock options and warrants	$ 630	$ 60
Deferred shares	0	216
Total long-term liabilities	630	276
Fair Value, Inputs, Level 3 [Member]
Liability related to stock options and warrants	630	60
Deferred shares	0	216
Total long-term liabilities	$ 630	$ 276

FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended			99 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Balance at December 31, 2011	$ 276
Changes in values of deferred shares and liability related to stock options and warrants	418	120	95	(278)
Expiration of deferred shares	128	420	0	548
Classification of liability award to equity as a result of expiration of the Most Favored Nation	141			141
Classification of warrants from liability to equity as a result of modification	35			35
Balance at December 31, 2012	630	276		630
Fair Value, Inputs, Level 3 [Member]
Balance at December 31, 2011	276
Changes in values of deferred shares and liability related to stock options and warrants	418
Expiration of deferred shares	128
Issuance of liability related to warrants	(1,076)
Classification of liability award to equity as a result of expiration of the Most Favored Nation	141
Classification of warrants from liability to equity as a result of modification	35
Balance at December 31, 2012	$ 630			$ 630

RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Trade payables	$ 718	[1]	$ 817	[1]

[1]	On February 12, 2012, $ 309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $ 2 per share and a life of five years.

RELATED PARTIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts charged to general and administrative expense	$ 365	$ 413	$ 262

RELATED PARTIES (Details Textual)	Dec. 31, 2012 USD ($)		Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Aug. 31, 2012 GBP (£)	Jun. 30, 2012 GBP (£)	Dec. 31, 2011 USD ($)		Dec. 31, 2011 GBP (£)	Aug. 31, 2011 GBP (£)	Feb. 11, 2011 USD ($)	Aug. 31, 2010 GBP (£)	Dec. 31, 2009 GBP (£)	Oct. 31, 2009 GBP (£)	Dec. 31, 2008 GBP (£)	Dec. 31, 2004 GBP (£)	Dec. 31, 2012 Grant Date 3 [Member] USD ($)		Dec. 31, 2012 Grant Date 3 [Member] GBP (£)		Dec. 31, 2012 Service Provider [Member] USD ($)
Accounts Payable, Related Parties, Current	$ 718,000	[1]					$ 817,000	[1]													$ 309,000
Share Based Compensation Arrangement By Share Based Payment Award Options and Warrants Outstanding Number (in shares)	543,135		543,135														309,492	[2]	309,492	[2]
Common Stock, Par or Stated Value Per Share (in dollars per share)			£ 0.01	£ 0.01	£ 0.01	£ 0.01			£ 0.01	£ 0.01		£ 0.01	£ 0.01	£ 0.01	£ 0.01				£ 0.01
Share Based Compensation Arrangement By Share Based Payment Award Options and Warrants Outstanding Exercise Price (in dollars per share)																	$ 2	[2]
Share Based Compensation Arrangement By Share Based Payment Award Options and Warrants Outstanding Weighted Average Remaining Contractual Term1																	5 years		5 years
Retainer Fee Payable																1,500
Due to Other Related Parties	49,000						49,000
Director Fee Waiver											$ 73,000

[1]	On February 12, 2012, $ 309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $ 2 per share and a life of five years.
[2]	On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 12.

FINANCIAL EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			99 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Financial expenses:
Interest expense due to amortization of convertible notes	$ 898	$ 0	$ 0
Issuance expenses	137	0	0
Other	6	9	5
Other Nonoperating Expense	1,041	9	5
Financial income:
Changes in values of deferred shares and liability related to warrants	(418)	(120)	(95)	278
Exchange rate	(22)	(17)	(20)
Other Nonoperating Income	(440)	(137)	(122)
Financial expense (income), net	$ 601	$ (128)	$ (117)	$ 3,210

SUBSEQUENT EVENTS (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended				8 Months Ended	10 Months Ended		12 Months Ended						15 Months Ended	99 Months Ended								1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended
	Nov. 30, 2012 USD ($)	Aug. 31, 2012 GBP (£)	Apr. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2008 USD ($)	Jun. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)	Aug. 31, 2010 GBP (£)	Aug. 31, 2012 USD ($)	Oct. 31, 2009 USD ($)	Oct. 31, 2009 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2005 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Jun. 30, 2012 GBP (£)	Dec. 31, 2011 GBP (£)	Aug. 31, 2011 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2008 GBP (£)	Mar. 31, 2013 Subsequent Event [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] Private Placement [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Private Placement [Member]	Jan. 31, 2013 Subsequent Event [Member] December 2012 Financing [Member] USD ($)	Jan. 17, 2013 Subsequent Event [Member] December 2012 Financing [Member] GBP (£)	Jan. 31, 2013 Subsequent Event [Member] January 2013 Financing [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] January 2013 Financing [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Series A Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Series B Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Series C Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] January Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Agent Agreement In January 2013 Financing [Member] USD ($)
Stock Issued During Period, Shares, New Issues (in shares)	751,500	232,558		18,375	10,950,696	10,000	522,026	200,778	200,778	242,500	410,097	410,097																		165,500		67,500		405,500					765,250
Common Stock, Par or Stated Value Per Share (in dollars per share)		£ 0.01							£ 0.01			£ 0.01									£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01						£ 0.01
Equity Issuance, Per Share Amount (in dollars per share)	$ 2			$ 2		$ 2.25			£ 1	$ 1.72		£ 0.8						$ 1.58												$ 2		$ 2		$ 2
Stock Issued During Period, Value, New Issues (in shares)													$ 1,937	$ 930	$ 312	$ 499	$ 69	$ 3,091	$ 3,593													$ 135
Warrants Granted To Purchase Ordinary Shares (in shares)	375,750		79,000			5,000							261,731																21	82,750	10,800	33,750				202,750	375,000	187,500
Warrants Granted Exercise Price To Purchase Ordinary Shares (in dollar per share)			$ 2			$ 2.25							$ 2																$ 2	$ 2		$ 2
Description Of Purchase Agreement From Each Investor	(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").			If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration.																												(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing on the same terms and conditions as provided to the investors in a subsequent financing (the " December Most Favored Nation").							(i) the two year anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the ordinary shares or ADSs exceeds $ 100 per trading day (the "Expiration Date"), each investor may elect to exchange all of its shares and January Warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the January Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "January Most Favored Nation").
Proceeds From Issuance Of Detachable Warrant and Freestanding Liability Instrument																																17
Proceeds From Issuance Of Common Stock	1,503			37	6,753	23	951	312		400	522		118	75	60					253								1,277				118		429	290
Proceeds From Issuance Of Stock and Warrants	190																													331				811
Warrants Granted To Purchase Ordinary Shares Value																														5										43,035
Advisory and Legal Services Expenses																													70	14
Resale Agreement, Percentage Of Ordinary Shares													133.00%																133.00%
Percentage Of Original Invested Amount To Pay For Each Investor																													1.00%
Percentage Of Interest Rate Per Month																													1.50%
Warrant Cancelled Per Share (in dollars per share)																													$ 0.001
Closing Price Of Ordinary Shares (in dollars per share)																													$ 3.75
Average Daily Volume Of Ordinary Shares (in shares)																													75,000
Minimum Percentage Of Beneficial Owned Of Ordinary Shares																													4.90%
Proceeds From Detachable Warrant																																		382	41
Stock and Warrants Issuance Cost																																		91	20
Financial Expense Of Warrants																																		43	2
Payments of Stock Issuance Costs	163						21				23																							48	18
Subsequent Event, Amount																																		$ 3,500
Warrants Granted To Purchase Ordinary Shares Contractual Life																													5 years	5 years